Empower International Value Fund Annual Fund Operating Expenses - Empower International Value Fund	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.35%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement